BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BORROWINGS AND FINANCING

14.	BORROWINGS AND FINANCING

The balance of borrowings and financing that are recorded at amortized cost are as follows:

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2025	12/31/2024	12/31/2025	12/31/2024

Foreign Debt
Floating Rates in USD
Prepayment	3,236,980	2,331,452	5,601,328	7,585,516
Fixed Rates in USD
Bonds, Facility and ACC	4,034,971	2,804,036	20,152,704	24,162,280
Fixed interest in EUR
Facility	637,083	657,980	234,411	305,556
	7,909,034	5,793,468	25,988,443	32,053,352

Debt agreements in BRL
Floating Rate Securities
BNDES/FINAME/FINEP, Debentures, CRI and NCE	2,613,940	3,109,090	17,081,203	16,602,668
	2,613,940	3,109,090	17,081,203	16,602,668
Total Borrowings and Financing	10,522,974	8,902,558	43,069,646	48,656,020
Transaction Costs and Issue Premiums	(94,415)	(80,879)	(573,658)	(563,078)
Total Borrowings and Financing + Transaction cost	10,428,559	8,821,679	42,495,988	48,092,942

14.a)	Changes in Borrowings and Financing

The following table shows the reconciliation of the book value at the beginning and end of the year:

			Consolidated
	Ref.	12/31/2025	12/31/2024
Opening balance		56,914,621	44,859,075
New debts		11,121,708	10,180,554
Repayment		(11,717,772)	(6,927,383)
Payments of charges		(4,267,926)	(4,052,226)
Accrued charges	30	4,314,121	4,230,413
Acquisition of stakes in subsidiaries	3	641,574
Iron ore prepayment (1)		66,717
Amortization of iron ore prepayments (1)		(66,717)
Other (2)		(4,081,779)	8,624,188
Closing balance		52,924,547	56,914,621
(1)	They refer to iron ore prepayment bonds that were initially recognized as advances from customers, as they refer to a future obligation to deliver the product. However, given the impossibility of delivering the product during the period and the need for a cash settlement, this obligation came to be characterized as a monetary item and was reclassified as financial liability. These amounts were fully settled for the period.
(2)	Amounts include unrealized changes in exchange rate and inflation, as well as costs of capital raising.

In 2025, the Company entered into new debt agreements and amortized borrowings and financing as shown below:

				Consolidated
				12/31/2025
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	2,490,399	2027	(2,207,681)	(611,401)
Bonds, Foreign Exchange Contract and Facility	5,024,598	2026 to 2028	(5,164,712)	(1,569,845)
BNDES/FINAME/FINEP, Debentures, CRI and NCE	3,606,711	2026 to 2042	(4,345,379)	(2,086,680)
	11,121,708		(11,717,772)	(4,267,926)

				Consolidated
				12/31/2024
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	1,368,163	2027	(910,098)	(601,576)
Bonds, ACC, CCE and Facility	5,764,390	2024 to 2027	(3,895,219)	(1,545,960)
BNDES/FINAME/FINEP, debentures, NCE, Facility and CCB	3,048,001	2024 to 2029	(2,122,066)	(1,904,690)
	10,180,554		(6,927,383)	(4,052,226)

14.b)	Maturities of Debts Presented in Current and Non-Current Liabilities

			Consolidated
			12/31/2025
	In foreign currency	In national currency	Total
Average rate	US$ 6.42% € 3.53%	R$ 16.1%
2026	7,909,035	2,613,938	10,522,973
2027	3,890,494	3,915,457	7,805,951
2028	8,891,443	2,509,911	11,401,354
2029	564,742	1,909,546	2,474,288
2030	4,319,384	1,632,412	5,951,796
2031	5,144,744	1,460,420	6,605,164
After 2031	3,177,635	5,653,459	8,831,094
	33,897,477	19,695,143	53,592,620

			Consolidated
			12/31/2024
	In foreign currency	In national currency	Total
Average rate	US$ 6.63% € 4.13%	R$ 14.17%
2025	5,793,468	3,109,090	8,902,558
2026	3,743,647	2,451,482	6,195,129
2027	3,092,488	3,960,658	7,053,146
2028	9,587,952	2,129,007	11,716,959
2029	661,132	1,088,655	1,749,787
2030 to 2032	14,522,803	4,087,733	18,610,536
After 2032	445,330	2,885,133	3,330,463
	37,846,820	19,711,758	57,558,578

•      Covenants

The Company's debt contracts provide for compliance with certain non-financial obligations, as well as maintenance of specific performance parameters and indicators, such as the disclosure of audited financial statements according to regulatory deadlines or having early maturity declared if the net debt to EBITDA indicator reaches the levels specified in these contracts.

As of the present date, the Company is compliant with the financial and non-financial obligations (covenants) of its current contracts.

Accounting Policy

Loans and borrowings are initially recognized at fair value, net of transaction cost and subsequently measured at amortized cost and restated using effective interest methods and charges. Interest, commissions, and any financial charges are recorded on an accrual basis, that is, in accordance with the time elapsed.